Investments in Affiliates (Summarized Income Statement Information) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Investment In Affiliates [Abstract]
Revenues	$ 4,026	$ 4,925	$ 4,695
Operating Income	1,302	1,071	1,197
Net income	$ 807	$ 577	$ 699